UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Percentage of total assets	1.26%	1.35%
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	$ 3,536,897	$ 2,229,889
Grupo Aval’s maximum exposure	3,536,897	2,229,889
Unconsolidated structured entities [member] | Trade receivables / other accounts receivable
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	40,149	34,431
Unconsolidated structured entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	3,496,748	2,195,458
Securitisation vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	10,102	13,733
Grupo Aval’s maximum exposure	10,102	13,733
Securitisation vehicles [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	10,102	13,733
Managed funds [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	3,526,795	2,216,156
Grupo Aval’s maximum exposure	3,526,795	2,216,156
Managed funds [member] | Trade receivables / other accounts receivable
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	40,149	34,431
Managed funds [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	$ 3,486,646	$ 2,181,725